United States
         Securities and Exchange Commission
                Washington, DC 20549


                      Form 13F

                Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:	3/31/02

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        The Managers Funds LLC
Address:     40 Richards Avenue
             Norwalk, CT 06854

13F File Number:   28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald S. Rumery
Title:   Treasurer
Phone:   (203) 831-4122

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Signature, Place and Date of Signing:

/s/Donald S. Rumery
Norwalk, Connecticut
August 21, 2002

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

13F File Number         Name
----------------        ------------------------------------------
28-6126                 Armstrong Shaw Associates, Inc.
28-7808                 Osprey Partners Investment Management, LLC
28-878                  Essex Investment Management Company, LLC
28-7510                 Holt-Smith & Yates Advisors, Inc.
28-4496                 Kalmar Investment Advisers, Inc.
28-4776                 HLM Management Co., Inc.
28-6932                 Kern Capital Management LLC
28-1982                 Westport Asset Management, Inc.
28-4981                 Goldman Sachs Asset Management
28-1904                 Pilgrim Baxter & Associates, Ltd.
28-5324                 Skyline Asset Management, L.P.
28-4099                 Loomis Sayles & Co., LP
28-10154                Deutsche Asset Management
28-5723                 Metropolitan West Asset Management
28-399                  Rexiter Capital Management Limited
                        (State Street Corporation)
28-1185                 Frontier Capital Management, L.L.C.
28-5582                 First Quadrant, L.P.
28-3869                 Rorer Asset Management, LLC

FORM 13F SUMMARY PAGE

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        --

Form 13F Information Table Value Total:        --



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.		13F File Number		Name
--------	---------------		-------------------------------
   1            28-04975                Affiliated Managers Group, Inc.
